Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Value added tax recoverable	$ 3,262,544	$ 5,498,400
Other receivables	2,698,071	3,875,800
Advance to suppliers	2,009,847	882,793
Others	995,450	1,816,233
Prepaid expenses and other current assets	$ 8,965,912	$ 12,073,226